Dividends on ordinary shares (Details) £ / shares in Units, £ in Millions, shares in Millions	3 Months Ended			12 Months Ended
	Jun. 30, 2023 GBP (£)	Jun. 30, 2022 GBP (£)	Jun. 30, 2021 GBP (£)	Dec. 31, 2023 GBP (£) shareBuyback £ / shares shares	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	May 03, 2023 £ / shares
Repurchase of shares				£ 4,750	£ 3,655	£ 1,275
Dividends recognised as distributions to owners of parent, relating to current year	£ 417	£ 364	£ 339
Dividends paid, relating to prior years				£ 793		664	£ 173
Number of share buybacks | shareBuyback				2
Intention to initiate share buyback
Repurchase of shares				£ 1,000
Ordinary shares
Total dividend approved (in GBP per share) | £ / shares				£ 0.0800
Par value per share (in GBP per share) | £ / shares				0.25				£ 0.25
Full year dividend approved (in GBP per share) | £ / shares				£ 0.0530
Ordinary shares in issue (in shares) | shares				15,155
Repurchase of shares				£ 1,250	£ 1,500	£ 1,200